Subsequent events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent events
Subsequent Events

Note 19 — Subsequent events

Management has performed an evaluation of subsequent events after the Balance Sheet date of March 31, 2023 through the date the Condensed Consolidated Financial Statements were available to be issued. On April 28, 2023, a warrant holder of the stock warrants described in Note 13 — Share-based compensation exercised their warrants. The Company issued 748,020 UHG Class A Common Shares through a cashless exercise of the warrants in accordance with the conversion terms of the underlying agreement.

Note 14 — Subsequent events

Management has performed an evaluation of subsequent events after the Balance Sheet date of December 31, 2022 through March 17, 2023, which is the date the financial statements were available to be issued. During this period, the Company has not identified any subsequent events that require recognition or disclosure, except for the ones noted below.

On February 27, 2023, the Company paid off Wells Fargo debt associated with Other Affiliates in the amount of $8,340,545 and on February 28, 2023, the Company was released as a co-obliger from the Anderson Brothers debt associated with Other Affiliates in anticipation of the Proposed Business Combination discussed in Note 1. As a result there is no remaining debt balance associated with Other Affiliates as of the date when financial statements were available to be issued.